New Accounting Pronouncements (Policies)	3 Months Ended
Mar. 31, 2020
Comprehensive Income Loss Net of Tax Including Portion Attributable to Noncontrolling Interest
Accounting Pronouncements Adopted in the Current Period

Accounting Pronouncements Adopted in the Current Period

In August 2018, the FASB issued an Accounting Standard update (“ASU”) that clarifies the accounting for implementation costs in cloud computing arrangements. This ASU requires the implementation costs incurred by customers in cloud computing arrangements to be deferred and recognized over the term of the arrangement, if those costs would be capitalized by the customers in a software licensing arrangement. The Company adopted this guidance effective January 1, 2020, with no material impact on its consolidated financial statements.

In June 2016, the FASB issued an ASU that supersedes the existing impairment model for most financial assets to a current expected credit loss model. The new guidance requires an entity to recognize an impairment allowance equal to its current estimate of all contractual cash flows the entity does not expect to collect. The ASU also requires that credit losses relating to available-for-sale debt securities will be recorded through an allowance for credit losses. The Company adopted this guidance effective January 1, 2020, with no material impact on its consolidated financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In December 2019, the FASB issued new guidance to simplify the accounting for income taxes by removing certain exceptions to the general principles and simplification of areas such as franchise taxes, step-up in tax basis goodwill, separate entity financial statements and interim recognition of enactment of tax laws or rate changes The guidance will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company is currently evaluating the impact of the adoption of the new guidance on its consolidated financial statements.